Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective tax statutory rate	34.00%	34.00%
Hawaii Income Tax Purposes [Member]
Operating loss carry forwards	25,259,454
Operating loss carry forwards expiration year	2026
Federal [Member]
Operating loss carry forwards	29,471,881
Operating loss carry forwards expiration year	2026